Commitments and Contingencies	6 Months Ended
Jun. 30, 2023
Commitments and Contingencies
Commitments and Contingencies

15) Commitments and Contingencies

Assets Pledged

As of June 30, 2023 and December 31, 2022, Vessels with a book value of $1,539 million and $1,631 million, respectively, were pledged as security held as guarantee for the Partnership’s long-term debt and interest rate swap obligations. See Note 7—Derivative Instruments, Note 10—Vessels and Equipment and Note 13—Long-Term Debt.

Claims and Legal Proceedings

Under the Partnership's time charter contracts, claims to reduce charter hire payments can be made by customers if the Vessel does not perform to certain specifications as set out in the relevant contract. No accrual for possible claims was recorded for the period ended June 30, 2023 and the year ended December 31, 2022.

From time to time, the Partnership is involved in various claims and legal actions arising in the ordinary course of business. In the opinion of management, the ultimate disposition of these matters will not have a material adverse effect on the consolidated financial position, results of operations or cash flows.

Insurance

The Partnership maintains insurance on all the Vessels to insure against loss of charter hire and marine and war risks, which includes damage to or total loss of the Vessels, with each type of insurance subject to deductible amounts that average $0.15 million per Vessel.

Under the loss of hire policies, the insurer will pay compensation for the lost hire rate agreed in respect of each Vessel for each day, in excess of 14 deductible days, for the time that the Vessel is out of service as a result of damage, for a maximum of 180 days. In addition, the Partnership maintains protection and indemnity insurance, which covers third-party legal liabilities arising in connection with the Vessels’ activities, including, among other things, the injury or death of third-party persons, loss or damage to cargo, claims arising from collisions with other vessels and other damage to other third-party property, including pollution arising from oil or other substances. This insurance is unlimited, except for pollution, which is limited to $1 billion per vessel per incident. The protection and indemnity insurance is maintained through a protection and indemnity association, and as a member of the association, the Partnership may be required to pay amounts above budgeted premiums if the member claims exceed association reserves, subject to certain reinsured amounts. If the Partnership experiences multiple claims each with individual deductibles, losses due to risks that are not insured or claims for insured risks that are not paid, it could have a material adverse effect on the Partnership’s results of operations and financial condition. See Note 5 — Insurance proceeds.